Contingent liabilities and commitments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	€ 209,828	€ 206,820
Contingent liabilities	42,821	44,544
Financial assets pledged	106,052	126,682
Deposit Guarantee Scheme
Disclosure of contingent liabilities [line items]
Financial assets pledged		259
Voya Financial Inc
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	205	344
Contingent liabilities in respect of guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	27,894	28,859
Contingent liabilities in respect of guarantees | Voya Financial Inc
Disclosure of contingent liabilities [line items]
Debenture loans	0
Irrevocable payment commitments | Single Resolution Fund
Disclosure of contingent liabilities [line items]
Contingent liabilities	346	283
Additions to contingent liabilities	63	57
Irrevocable payment commitments | Deposit Guarantee Scheme
Disclosure of contingent liabilities [line items]
Contingent liabilities	273	237
Additions to contingent liabilities	36	€ 31
Financial assets pledged	€ 319